Related Party Transactions - Founder shares (Details)							1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	May 08, 2020 USD ($) shares	Mar. 05, 2020 $ / shares shares	Mar. 02, 2020 USD ($) shares	Feb. 10, 2020 shares	Jan. 24, 2020 USD ($) $ / shares shares	Jan. 15, 2020 USD ($) $ / shares shares	Feb. 29, 2020 shares	Jun. 30, 2018	Mar. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Related Party Transactions
Convertible stock split ratio								10			10	10
Kazam
Related Party Transactions
Number of shares received from sponsor		20,000	20,000
Kazam | Subsequent event
Related Party Transactions
Number of shares received from sponsor			20,000
Class A common stock
Related Party Transactions
Common stock outstanding										109,885,079	109,885,079	99,014,030	87,669,412
Class B common stock
Related Party Transactions
Common stock outstanding										61,345,161	61,345,161	50,525,891	44,197,558
Flying Eagle Acquisition Corp [Member]
Related Party Transactions
Capital contribution by sponsor | $					$ 25,000				$ 25,000
Percentage of issued and outstanding shares after the Proposed Offering collectively held by initial stockholders					20.00%
Common stock outstanding		17,250,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		1 year			1 year
Price per share | $ / shares		$ 12.00			$ 12.00
Closing price of share for threshold trading days		20 days			20 days					20 days
Closing price of share for threshold consecutive trading days		30 days			30 days					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days			150 days
Flying Eagle Acquisition Corp [Member] | Sponsor
Related Party Transactions
Capital contribution by sponsor | $										$ 25,000
Number of shares transferred to each initial stockholder			20,000	14,375,000
Number of shares held by sponsor	17,190,000	17,210,000	14,335,000
Aggregate purchase price | $	$ 80,000		$ 80,000
Flying Eagle Acquisition Corp [Member] | Sponsor | Subsequent event
Related Party Transactions
Number of shares held by sponsor			14,335,000
Flying Eagle Acquisition Corp [Member] | Laurence E. Paul
Related Party Transactions
Number of shares transferred to each initial stockholder	20,000
Flying Eagle Acquisition Corp [Member] | Messrs. Delman
Related Party Transactions
Number of shares received from sponsor			20,000
Flying Eagle Acquisition Corp [Member] | Messrs. Delman | Subsequent event
Related Party Transactions
Number of shares received from sponsor			20,000
Flying Eagle Acquisition Corp [Member] | Kazam | Subsequent event
Related Party Transactions
Number of shares received from sponsor			20,000
Flying Eagle Acquisition Corp [Member] | Class A common stock
Related Party Transactions
Percentage of issued and outstanding shares after the Proposed Offering collectively held by initial stockholders					20.00%
Common stock outstanding					0					2,909,621	2,909,621
Price per share | $ / shares									$ 10.00	$ 10.00	$ 10.00
Flying Eagle Acquisition Corp [Member] | Class B common stock
Related Party Transactions
Percentage of issued and outstanding shares after the Proposed Offering collectively held by initial stockholders					20.00%
Number of shares for forfeited					2,250,000
Common stock outstanding					17,250,000					17,250,000	17,250,000
Price per share | $ / shares									$ 0.002
Flying Eagle Acquisition Corp [Member] | Class B common stock | Subsequent event
Related Party Transactions
Number of shares transferred to each initial stockholder							14,375,000
Convertible stock split ratio							1
Common stock outstanding		17,250,000
Flying Eagle Acquisition Corp [Member] | Class B common stock | Sponsor
Related Party Transactions
Stock-based compensation (in shares)						11,500,000
Capital contribution by sponsor | $						$ 25,000
Capital contribution by sponsor per share | $ / shares						$ 0.002
Flying Eagle Acquisition Corp [Member] | Class B common stock | Sponsor | Subsequent event
Related Party Transactions
Convertible stock split ratio		1
Number of shares held by sponsor		17,210,000